ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2018, which are included in our Annual Report on Form 20-F.

Lease accounting
Our revenue contracts and related expense recognition

Contracts relating to our LNG carriers and FSRUs can take the form of operating leases, finance leases (sales-type lease or direct financing lease) and management agreements. Although the substance of these contracts are similar, the accounting treatment varies. We outline our policies for determining the appropriate U.S. GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, we assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset, fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

Where we provide services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating or sales-type lease. An agreement will be a sales-type lease if any of the following conditions are met;

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset’s useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting
Our revenue contracts and related expense recognition

Contracts relating to our LNG carriers and FSRUs can take the form of operating leases, finance leases (sales-type lease or direct financing lease) and management agreements. Although the substance of these contracts are similar, the accounting treatment varies. We outline our policies for determining the appropriate U.S. GAAP treatment below.

Lease accounting versus revenue accounting

To determine whether a contract conveys a lease agreement for a period of time, we assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset, fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

Where we provide services unrelated to an asset contract, we account for the contract as a revenue contract.

Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating or sales-type lease. An agreement will be a sales-type lease if any of the following conditions are met;

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset’s useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.

Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees, any purchase options are disclosed in note 8. Agreements with renewal and termination options in the control of the lessee are included together with the non-cancellable contract period in the lease term when “reasonably certain” to be exercised or if controlled by the lessor. The determination of reasonably certain depends on whether the lessee has an economic incentive to exercise the option. Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception or the execution of the contract but prior to the commencement of the lease that directly relate to preparing the asset for the lease (i.e. bunker costs), are capitalized and amortized to the consolidated statements of operations over the lease term. We also defer upfront revenue payments (i.e. repositioning fees) to the consolidated balance sheet and amortize to the consolidated statements of operations over the lease term.

Fixed revenue from operating leases is accounted for on a straight line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments (including in-substance fixed payments that are unavoidable) and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as the timing and pattern of transfer of the components are the same.

On inception of a sales-type lease for which we are lessor, we de-recognize the related asset and record "Net investment in leased vessel” on our consolidated balance sheet. The net investment in leased vessel represents the fixed payments due from the lessee, discounted at the rate implicit in the lease. We allocate sales-type lease income to the consolidated statements of operations in the "Interest income” line item to reflect a constant periodic rate of return on our sales-type lease investment.

Gain/(losses) on derivative instruments
Gains/(losses) on derivative instruments

With effect from September 30, 2018, we presented a new line item in financial income/(expenses) and the operating activities, on the face of the consolidated statements of operations and in the statement of cash flows, respectively. The new line item on the face of the consolidated statements of operations, "Gains/(losses) on derivative instruments" and the new line item in the consolidated statement of cash flow, "Change in market value of derivatives", relates to the movement of our derivative instruments. Previously, these items were presented within "Other financial items, net" on the face of the consolidated statements of operations along with our general finance costs and "Change in assets and liabilities" in the consolidated statement of cash flows.

We believe that the introduction of these new line items will provide users of our financial statements greater transparency over our derivative instruments. This presentation change has been retrospectively applied for all prior periods.
Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of June 30, 2019, we leased one (December 31, 2018: one) vessel under a finance lease from a wholly-owned special purpose vehicle (the “lessor SPV”) subsidiary of a financial institution in connection with our sale and leaseback transaction. While we do not hold any equity investment in the lessor SPV, we have determined that we are the primary beneficiary of the entity and accordingly, we are required to consolidate the lessor SPV into our financial results. The key line items impacted by our consolidation of the lessor SPV are short-term and long-term debt, restricted cash and short-term deposits, and interest expense. In consolidating the lessor SPV, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the lessor SPV’s debt principal; and (iii) the lessor SPV’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by the lessor SPV. Upon receipt of the audited annual financial statements of the lessor SPV, we will make a true-up adjustment for any material differences.
Adoption of new accounting standards and Accounting pronouncements to be adopted
Adoption of new accounting standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02 Leases (Topic 842) along with subsequent amendments ASU 2019-20 Leases (Topic 842): Narrow scope improvements for lessors in December 2018 and ASU 2019-01 Leases (Topic 842): Codification improvements in March 2019. Topic 842 modifies the definition of a lease, requires reassessment of the lease term upon the occurrence of certain triggers and introduces new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Topic 842 requires a lessee to recognize leases on its balance sheet by recording a lease liability (representing the obligation to make future lease payments) and a right of use asset (representing the right to use the asset for the lease term). Leases for lessees will be classified as either financing or operating with classification affecting the pattern of expense recognition in the income statement.

We adopted this Topic 842 on January 1, 2019 under a modified retrospective transition approach. The Partnership does not have any lessee contracts, therefore the adoption solely impacts the contracts where we are the lessor. We have elected to use the ‘package’ of practical expedients available, which means no reassessment on transition of whether an agreement contains a lease, lease classification, and initial direct costs under ASC 842. As part of this package the lease term has been determined using hindsight up to the date of transition when considering lessee options to extend or terminate the agreement or to purchase the underlying asset. Furthermore, where available we have elected not to separate the components in our lease arrangements, instead accounting for them as a combined component under ASC 842. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be represented in accordance with Topic 840.

Our legacy leases will continue to be classified in accordance with Topic 840, while modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 have been assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements have been applied to our new and existing lease agreements. Note 8 to the condensed consolidated financial statements discloses the maturity analysis of operating lease payments under arrangements where we are the lessor.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We adopted the codification improvements that were not effective on issuance on January 1, 2019 under the specified transition approach connected with each of the codification improvements. The impact of this amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings as 1 January 2019.

Accounting pronouncements that have been issued but not adopted
The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19 & ASU 2019-04 Codification Improvements to Topic 326 "Financial Instruments-Credit Losses"

Replaces the incurred loss impairment methodology with an expected loss methodology that requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates.
		January 1, 2020	Under evaluation
ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	Removes some disclosure requirements relating to transfers between Level 1 and Level 2 of the FV hierarchy. Introduces new disclosure requirements for Level 3 measurements	January 1, 2020	No material impact on our disclosure requirements as we have no Level 3 measurements.
ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities
For the purposes of determining whether a decision making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment in the entity.
		January 1, 2020	No impact on consolidation assessments.